PROSPECTUS SUPPLEMENT DATED AUGUST 1, 2007
TO THE CLASS A, CLASS C AND INSTITUTIONAL CLASS SHARES
PROSPECTUS DATED MARCH 1, 2007
(THE “PROSPECTUS")

AMERICAN INDEPENDENCE FUNDS TRUST
Stock Fund
International Equity Fund
Financial Services Fund
Short-Term Bond Fund
Intermediate Bond Fund
Kansas Tax-Exempt Bond Fund
(THE "FUNDS")

     Effective August 1, 2007, this Supplement amends, in accordance with the Securities Act of 1933, information in the Prospectus and supersedes any information to the contrary therein:

Service Providers

     BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ administrator, fund accounting agent and transfer agent, changed its name to Citi Fund Services Ohio, Inc. (“CFSO”) in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. (“Citi”). In addition, the Board of Trustees of the Trust approved a new distribution agreement with Foreside Distribution Services, L.P. (“Foreside”). No changes have been made with respect to the addresses stated in the Prospectus. Foreside is not affiliated with Citi, CFSO or the Funds’ Adviser or Sub-Advisers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AIF ACI8107

PROSPECTUS SUPPLEMENT DATED AUGUST 1, 2007
TO THE CLASS A AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2007
(THE “PROSPECTUS")
AMERICAN INDEPENDENCE FUNDS TRUST
NestEgg Dow Jones 2010 Fund
NestEgg Dow Jones 2015 Fund
NestEgg Dow Jones 2020 Fund
NestEgg Dow Jones 2030 Fund
NestEgg Dow Jones 2040 Fund
(The “Funds")

     Effective August 1, 2007, this Supplement amends, in accordance with the Securities Act of 1933, information in the Prospectus and supersedes any information to the contrary therein:

     Effective August 1, 2007, the Total Annual Fund Operating Expenses for each NestEgg Dow Jones Fund are being reduced. The following Fees and Expense tables replace the tables shown in the prospectus:

NestEgg Dow Jones 2010 Fund – Page 8

SHAREHOLDER FEES	Class A	Class C
(fees paid directly from your investment)	Shares	Shares
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)	4.75%	None
Maximum deferred sales charge (as a percentage of the
Net Asset Value at purchase)	None (1)	1.00	%(2)
Redemption Fee(3)
(as a percentage of amount redeemed, if applicable)	2.00%	2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee	0.60%	0.60%
Distribution (12b-1) and Service Fees	0.50%	1.00%
Other Expenses(4)	1.72%	1.72%
Total Annual Fund Operating Expenses Before Reductions	2.82%	3.32%
Expense Reductions(5)	–1.87%	–1.87%

Total Annual Fund Operating Expenses After Reductions	0.95%	1.45%

(1)	Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

(2)	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of the date of purchase.

(3)	If you purchase Class A shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed. If you purchase Class C shares although you do not pay a sales charge you will pay a 2.00% redemption fee if redeemed within 60 days.

(4)	Other Expenses are based on estimated amounts for the current fiscal year.

(5)	American Independence Financial Services, LLC has agreed to reduce the management fee and reimburse expenses in order to keep the Total Annual Fund Operating Expenses at 0.95% for Class A shares and 1.45% for Class C shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXPENSE EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

NestEgg Dow Jones 2010 Fund
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$567	$957	$1,565	$3,203
Class C Shares
Redemption	$148	$659	$1,396	$3,347
No Redemption	$248	$659	$1,396	$3,347

NestEgg Dow Jones 2015 Fund – Page 13

SHAREHOLDER FEES	Class A	Class C
(fees paid directly from your investment)	Shares	Shares
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)	4.75%	None
Maximum deferred sales charge (as a percentage of the
Net Asset Value at purchase)	None (1)	1.00	%(2)
Redemption Fee(3)
(as a percentage of amount redeemed, if applicable)	2.00%	2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee	0.60%	0.60%
Distribution (12b-1) and Service Fees	0.50%	1.00%
Other Expenses(4)	1.04%	1.04%
Total Annual Fund Operating Expenses Before Reductions	2.14%	2.64%
Expense Reductions(5)	–1.19%	–1.19%

Total Annual Fund Operating Expenses After Reductions	0.95%	1.45%

(1)	Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

(2)	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of the date of purchase.

(3)	If you purchase Class A shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed. If you purchase Class C shares although you do not pay a sales charge you will pay a 2.00% redemption fee if redeemed within 60 days.

(4)	Other Expenses are based on estimated amounts for the current fiscal year.

(5)	American Independence Financial Services, LLC has agreed to reduce the management fee and reimburse expenses in order to keep the Total Annual Fund Operating Expenses at 0.95% for Class A shares and 1.45% for Class C shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXPENSE EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

NestEgg Dow Jones 2015 Fund
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$567	$887	$1,354	$2,644
Class C Shares
Redemption	$148	$587	$1,180	$2,790
No Redemption	$248	$587	$1,180	$2,790

NestEgg Dow Jones 2020 Fund – Page 18

SHAREHOLDER FEES	Class A	Class C
(fees paid directly from your investment)	Shares	Shares
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)	4.75%	None
Maximum deferred sales charge (as a percentage of the
Net Asset Value at purchase)	None (1)	1.00	%(2)
Redemption Fee(3)
(as a percentage of amount redeemed, if applicable)	2.00%	2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee	0.60%	0.60%
Distribution (12b-1) and Service Fees	0.50%	1.00%
Other Expenses(4)	0.80%	0.80%
Total Annual Fund Operating Expenses Before Reductions	1.90%	2.40%
Expense Reductions(5)	–0.85%	–0.85%

Total Annual Fund Operating Expenses After Reductions	1.05%	1.55%

(1)	Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

(2)	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of the date of purchase.

(3)	If you purchase Class A shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed. If you purchase Class C shares although you do not pay a sales charge you will pay a 2.00% redemption fee if redeemed within 60 days.

(4)	Other Expenses are based on estimated amounts for the current fiscal year.

(5)	American Independence Financial Services, LLC has agreed to reduce the management fee and reimburse expenses in order to keep the Total Annual Fund Operating Expenses at 1.05% for Class A shares and 1.55% for Class C shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXPENSE EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

NestEgg Dow Jones 2020 Fund
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$577	$882	$1,297	$2,445
Class C Shares
Redemption	$158	$581	$1,122	$2,602
No Redemption	$258	$581	$1,122	$2,602

NestEgg Dow Jones 2030 Fund – Page 23

SHAREHOLDER FEES	Class A	Class C
(fees paid directly from your investment)	Shares	Shares
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)	4.75%	None
Maximum deferred sales charge (as a percentage of the
Net Asset Value at purchase)	None (1)	1.00	%(2)
Redemption Fee(3)
(as a percentage of amount redeemed, if applicable)	2.00%	2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee	0.60%	0.60%
Distribution (12b-1) and Service Fees	0.50%	1.00%
Other Expenses(4)	0.97%	0.97%
Total Annual Fund Operating Expenses Before Reductions	2.07%	2.57%
Expense Reductions(5)	–0.87%	–0.87%

Total Annual Fund Operating Expenses After Reductions	1.20%	1.70%

(1)	Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

(2)	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of the date of purchase.

(3)	If you purchase Class A shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed. If you purchase Class C shares although you do not pay a sales charge you will pay a 2.00% redemption fee if redeemed within 60 days.

(4)	Other Expenses are based on estimated amounts for the current fiscal year.

(5)	American Independence Financial Services, LLC has agreed to reduce the management fee and reimburse expenses in order to keep the Total Annual Fund Operating Expenses at 1.20% for Class A shares and 1.70% for Class C shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXPENSE EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

NestEgg Dow Jones 2030 Fund
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$591	$928	$1,378	$2,624
Class C Shares
Redemption	$173	$629	$1,204	$2,770
No Redemption	$273	$629	$1,204	$2,770

NestEgg Dow Jones 2040 Fund – Page 28

SHAREHOLDER FEES	Class A	Class C
(fees paid directly from your investment)	Shares	Shares
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)	4.75%	None
Maximum deferred sales charge (as a percentage of the
Net Asset Value at purchase)	None (1)	1.00	%(2)
Redemption Fee(3)
(as a percentage of amount redeemed, if applicable)	2.00%	2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee	0.60%	0.60%
Distribution (12b-1) and Service Fees	0.50%	1.00%
Other Expenses(4)	0.94%	0.94%
Total Annual Fund Operating Expenses Before Reductions	2.04%	2.54%
Expense Reductions(5)	–0.79%	–0.79%

Total Annual Fund Operating Expenses After Reductions	1.25%	1.75%

(1)	Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

(2)	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of the date of purchase.

(3)	If you purchase Class A shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed. If you purchase Class C shares although you do not pay a sales charge you will pay a 2.00% redemption fee if redeemed within 60 days.

(4)	Other Expenses are based on estimated amounts for the current fiscal year.

(5)	American Independence Financial Services, LLC has agreed to reduce the management fee and reimburse expenses in order to keep the Total Annual Fund Operating Expenses at 1.25% for Class A shares and 1.75% for Class C shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXPENSE EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

NestEgg Dow Jones 2040 Fund
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$596	$934	$1,378	$2,607
Class C Shares
Redemption	$178	$636	$1,204	$2,753
No Redemption	$277	$636	$1,204	$2,753

     On page 29, under the heading of “The Investment Adviser” the last sentence of the second paragraph should be replaced with the following:

AIFS has agreed to waive a portion of its management fee and reimburse expenses in order to maintain the funds’ total operating expenses at not more than the following percentages of average annual net assets of the shares classes:

	Class A	Class C
NestEgg Dow Jones 2010	0.95%	1.45%
NestEgg Dow Jones 2015	0.95%	1.45%
NestEgg Dow Jones 2020	1.05%	1.55%
NestEgg Dow Jones 2030	1.20%	1.70%
NestEgg Dow Jones 2040	1.25%	1.75%

Investment Objective

     At a shareholder meeting held on July 26, 2007 the shareholders approved a change to the fundamental investment objective that would allow each Fund to track the performance of one of the Dow Jones Target Date Indexes, less expenses. The current investment objective of each Fund would be deleted and replaced with the proposed investment objective, as shown below.

     In connection with the change in the Funds investment objective, the names of the Funds’ names have also been changed to reflect the corresponding index. The new names are as follows:

  NestEgg Dow Jones U.S. 2010 Fund has become the NestEgg Dow Jones 2010 Fund
  NestEgg Dow Jones U.S. 2015 Fund has become the NestEgg Dow Jones 2015 Fund
  NestEgg Dow Jones U.S. 2020 Fund has become the NestEgg Dow Jones 2020 Fund
  NestEgg Dow Jones U.S. 2030 Fund has become the NestEgg Dow Jones 2030 Fund
  NestEgg Dow Jones U.S. 2040 Fund has become the NestEgg Dow Jones 2040 Fund

     Each Fund seeks to track the overall performance of the respective Dow Jones Target Date Index before operating expenses.

     The Dow Jones Target Date Indexes are a series of Indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is a blend of sub-indexes representing three major asset classes (equity, fixed income and money market instruments). The equity asset class currently measures the performance of 9 sub-asset classes and the fixed income asset class currently measures the performance of 4 sub-asset classes. Each sub-asset class is represented by an underlying index and is equally weighted with the other sub-asset classes within its major asset class. The methodology of each Dow Jones Target Date Index is designed to measure a theoretical portfolio with declining risk over time by adjusting the weightings among the three major asset classes. The potential risk measured by each Index is controlled by adjusting allocation among the three major asset classes, not by including or excluding asset classes or sub-asset classes and not by adjusting allocations among the sub-asset classes.

The sub-asset classes that currently comprise each major asset class are detailed in the table below:

Major Asset Classes

	Equity Component	Fixed Income Component	Cash Component
	1. Dow Jones U.S. Large-Cap	1. Lehman Brothers	1. U.S Treasury Bill
	Growth Index	Government Bond Index
	2. Dow Jones U.S. Large-Cap	2. Lehman Brothers Corporate
	Value Index	Bond Index
	3. Dow Jones U.S. Mid-Cap	3. Lehman Brothers U.S.
	Growth Index	Mortgage Backed Securities
Index
	4. Dow Jones U.S. Mid-Cap	4. Lehman Brothers Majors (ex-
	Value Index	U.S.) Index[1]
Sub-Asset	5. Dow Jones U.S. Small-Cap
Classes	Growth Index
6. Dow Jones U.S. Small-Cap
Value Index
7. Dow Jones Asia/Pacific Index

8. Dow Jones Europe/Canada
Index
9. Dow Jones Institutional
Emerging Markets Index

Approximately 30% of the equity portion of the Funds and 25% of the fixed income portion of the Funds will be in held in securities outside the United States. The Dow Jones Target Date Indices’ systematic reduction of potential risk over time reflects higher levels of potential risk in the Indexes’ early years and lower levels of potential risk in the years immediately prior to the targeted years. At 40 years prior to the target year, the Index’s targeted risk level is set at 90% of the risk of the global equity market2 for the first five years. The major asset classes are rebalanced monthly within the Index to maximize the weighting to the asset class with the highest historical return at the 90% risk level. At 35 years prior to the target year, the Index begins to reflect reductions in potential risk. A new targeted risk level is calculated each month as a function of the current risk of the equity component and the number of months remaining to the Index’s target year. The monthly risk reductions continue until the index reflects 20% of the equity risk, on December 1 of the year ten years after maturity. Once an index reaches that date, it always reflects 20% of the equity risk.

Service Providers

     BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ sub-administrator, fund accounting agent and transfer agent, has changed it name to Citi Fund Services Ohio, Inc. (“CFSO”) in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. (“Citi”). In addition, the Board of Trustees of the Trust approved a new distribution agreement with Foreside Distribution Services, L.P. (“Foreside”). No changes have been made with respect to the addresses stated in the Prospectus. Foreside is not affiliated with Citi, CFSO or the Funds’ Adviser or Sub-Advisers .

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NE8107AC

PROSPECTUS SUPPLEMENT DATED AUGUST 1, 2007
TO THE INSTITUTIONAL CLASS SHARES PROSPECTUS DATED MARCH 1, 2007
(THE “PROSPECTUS")
AMERICAN INDEPENDENCE FUNDS TRUST
NestEgg Dow Jones 2010 Fund
NestEgg Dow Jones 2015 Fund
NestEgg Dow Jones 2020 Fund
NestEgg Dow Jones 2030 Fund
NestEgg Dow Jones 2040 Fund
(The “Funds")

     Effective August 1, 2007, the Total Annual Fund Operating Expenses for each NestEgg Dow Jones Fund is being reduced. The following Fees and Expense tables replace the tables shown in the prospectus:

NestEgg Dow Jones 2010 Fund – Page 8

SHAREHOLDER FEES	Institutional
(fees paid directly from your investment)	Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage
of offering price)	None
Maximum deferred sales charge (as a percentage of the Net Asset	None
Value at purchase)
Redemption Fee(1)
(as a percentage of amount redeemed, if applicable)	2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee	0.60%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	1.72%

Total Annual Fund Operating Expenses Before Reductions	2.32%
Expense Reductions(3)	–1.87%
Total Annual Fund Operating Expenses After Reductions	0.45%

(1)	Although you pay no sales charge, if you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	American Independence Financial Services, LLC has contractually agreed to reduce the management fee and reimburse expenses until 3/1/09 in order to keep the Total Annual Fund Operating Expenses at 0.45% for Institutional Class shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXPENSE EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

	1 Year	3 Years	5 Years	10 Years
NestEgg Dow Jones 2010 Fund
Institutional Class Shares	$46	$351	$886	$2,354

NestEgg Dow Jones 2015 Fund – Page 13

SHAREHOLDER FEES	Institutional
(fees paid directly from your investment)	Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage
of offering price)	None
Maximum deferred sales charge (as a percentage of the Net Asset	None
Value at purchase)
Redemption Fee(1)
(as a percentage of amount redeemed, if applicable)	2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee	0.60%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	1.04%

Total Annual Fund Operating Expenses Before Reductions	1.64%
Expense Reductions(3)	–1.19%
Total Annual Fund Operating Expenses After Reductions	0.45%

(1)	Although you pay no sales charge, if you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	American Independence Financial Services, LLC has contractually agreed to reduce the management fee and reimburse expenses until 3/1/09 in order to keep the Total Annual Fund Operating Expenses at 0.45% for Institutional Class shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXPENSE EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

	1 Year	3 Years	5 Years	10 Years
NestEgg Dow Jones 2015 Fund
Institutional Class Shares	$46	$276	$660	$1,736

NestEgg Dow Jones 2020 Fund – Page 18

SHAREHOLDER FEES	Institutional
(fees paid directly from your investment)	Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage
of offering price)	None
Maximum deferred sales charge (as a percentage of the Net Asset	None
Value at purchase)
Redemption Fee(1)
(as a percentage of amount redeemed, if applicable)	2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee	0.60%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	0.80%

Total Annual Fund Operating Expenses Before Reductions	1.40%
Expense Reductions(3)	–0.85%
Total Annual Fund Operating Expenses After Reductions	0.55%

(1)	Although you pay no sales charge, if you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	American Independence Financial Services, LLC has contractually agreed to reduce the management fee and reimburse expenses until 3/1/09 in order to keep the Total Annual Fund Operating Expenses at 0.55% for Institutional Class shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXPENSE EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

	1 Year	3 Years	5 Years	10 Years
NestEgg Dow Jones 2020 Fund
Institutional Class Shares	$56	$270	$598	$1,527

NestEgg Dow Jones 2030 Fund – Page 23

SHAREHOLDER FEES	Institutional
(fees paid directly from your investment)	Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage
of offering price)	None
Maximum deferred sales charge (as a percentage of the Net Asset	None
Value at purchase)
Redemption Fee(1)
(as a percentage of amount redeemed, if applicable)	2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee	0.60%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	0.97%

Total Annual Fund Operating Expenses Before Reductions	1.57%
Expense Reductions(3)	–0.87%
Total Annual Fund Operating Expenses After Reductions	0.70%

(1)	Although you pay no sales charge, if you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	American Independence Financial Services, LLC has contractually agreed to reduce the management fee and reimburse expenses until 3/1/09 in order to keep the Total Annual Fund Operating Expenses at 0.70% for Institutional Class shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXPENSE EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

	1 Year	3 Years	5 Years	10 Years
NestEgg Dow Jones 2030 Fund
Institutional Class Shares	$72	$320	$685	$1,715

NestEgg Dow Jones 2040 Fund – Page 28

SHAREHOLDER FEES	Institutional
(fees paid directly from your investment)	Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage
of offering price)	None
Maximum deferred sales charge (as a percentage of the Net Asset	None
Value at purchase)
Redemption Fee(1)
(as a percentage of amount redeemed, if applicable)	2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee	0.60%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	0.94%

Total Annual Fund Operating Expenses Before Reductions	1.54%
Expense Reductions(3)	–0.79%
Total Annual Fund Operating Expenses After Reductions	0.75%

(1)	Although you pay no sales charge, if you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	American Independence Financial Services, LLC has contractually agreed to reduce the management fee and reimburse expenses until 3/1/09 in order to keep the Total Annual Fund Operating Expenses at 0.75% for Institutional Class shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXPENSE EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

	1 Year	3 Years	5 Years	10 Years
NestEgg Dow Jones 2040 Fund
Institutional Class Shares	$77	$327	$685	$1,695

     On page 29, under the heading of “The Investment Adviser” the last sentence of the second paragraph should be replaced with the following:

AIFS has contractually agreed to waive a portion of its management fee and reimburse expenses in order to maintain the funds’ total operating expenses at 0.45% for the NestEgg Dow Jones 2010 and 2015 Funds, 0.55% for the NestEgg Dow Jones 2020 Fund, 0.70% for the NestEgg Dow Jones 2030 Fund and 0.75% for the NestEgg Dow Jones 2040 Fund, of the average annual net assets through March 1, 2009.

Investment Objective

      At a shareholder meeting held on July 26, 2007 the shareholders approved a change to the fundamental investment objective that would allow each Fund to track the performance of one of the Dow Jones Target Date Indexes, less expenses. The current investment objective of each Fund would be deleted and replaced with the proposed investment objective, as shown below.

In connection with the change in the Funds investment objective, the names of the Funds’ names have also been changed to reflect the corresponding index. The new names are as follows:

  NestEgg Dow Jones U.S. 2010 Fund has become the NestEgg Dow Jones 2010 Fund
  NestEgg Dow Jones U.S. 2015 Fund has become the NestEgg Dow Jones 2015 Fund
  NestEgg Dow Jones U.S. 2020 Fund has become the NestEgg Dow Jones 2020 Fund
  NestEgg Dow Jones U.S. 2030 Fund has become the NestEgg Dow Jones 2030 Fund
  NestEgg Dow Jones U.S. 2040 Fund has become the NestEgg Dow Jones 2040 Fund

      Each Fund seeks to track the overall performance of the respective Dow Jones Target Date Index before operating expenses.

      The Dow Jones Target Date Indexes are a series of Indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is a blend of sub-indexes representing three major asset classes (equity, fixed income and money market instruments). The equity asset class currently measures the performance of 9 sub-asset classes and the fixed income asset class currently measures the performance of 4 sub-asset classes. Each sub-asset class is represented by an underlying index and is equally weighted with the other sub-asset classes within its major asset class. The methodology of each Dow Jones Target Date Index is designed to measure a theoretical portfolio with declining risk over time by adjusting the weightings among the three major asset classes. The potential risk measured by each Index is controlled by adjusting allocation among the three major asset classes, not by including or excluding asset classes or sub-asset classes and not by adjusting allocations among the sub-asset classes.

The sub-asset classes that currently comprise each major asset class are detailed in the table below:

Major Asset Classes

	Equity Component	Fixed Income Component	Cash Component
Sub-Asset Classes	1. Dow Jones U.S. Large-Cap Growth Index	1. Lehman Brothers Government Bond Index	1. U.S Treasury Bill
	2. Dow Jones U.S. Large-Cap Value Index	2. Lehman Brothers Corporate Bond Index
	3. Dow Jones U.S. Mid-Cap Growth Index	3. Lehman Brothers U.S. Mortgage Backed Securities Index
	4. Dow Jones U.S. Mid-Cap Value Index	4. Lehman Brothers Majors (ex-U.S.) Index[1]
5. Dow Jones U.S. Small-Cap Growth Index
6. Dow Jones U.S. Small-Cap Value Index
7. Dow Jones Asia/Pacific Index
8. Dow Jones Europe/Canada Index
9. Dow Jones Institutional
Emerging Markets Index

Approximately 30% of the equity portion of the Funds and 25% of the fixed income portion of the Funds will be in held in securities outside the United States. The Dow Jones Target Date Indices’ systematic reduction of potential risk over time reflects higher levels of potential risk in the Indexes’ early years and lower levels of potential risk in the years immediately prior to the targeted years. At 40 years prior to the target year, the Index’s targeted risk level is set at 90% of the risk of the global equity market2 for the first five years. The major asset classes are rebalanced monthly within the Index to maximize the weighting to the asset class with the highest historical return at the 90% risk level. At 35 years prior to the target year, the Index begins to reflect reductions in potential risk. A new targeted risk level is calculated each month as a function of the current risk of the equity component and the number of months remaining to the Index’s target year. The monthly risk reductions continue until the index reflects 20% of the equity risk, on December 1 of the year ten years after maturity. Once an index reaches that date, it always reflects 20% of the equity risk.

SERVICE PROVIDERS

     BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ sub-administrator, fund accounting agent and transfer agent, has changed its name to Citi Fund Services Ohio, Inc. (“CFSO”) in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. (“Citi”). In addition, the Board of Trustees of the Trust approved a new distribution agreement with Foreside Distribution Services, L.P. (“Foreside”). No changes have been made with respect to the addresses stated in the Prospectus. Foreside is not affiliated with Citi, CFSO or the Funds’ Adviser or Sub-Advisers .

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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